Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories
	At December 31,
	2025	2024

Finished products	$3,545,854	$1,504,397
Impairment loss	-	(1,504,397)

	$3,545,854	$-